UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2012 (Unaudited)

DWS New York Tax-Free Income Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 93.8%
Guam 0.2%
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	675,102
New York 88.3%
Albany, NY, Industrial Development Agency, Albany College of Pharmacy, Series A, 0.17% **, 7/1/2038, LOC: TD BankNorth NA	1,230,000	1,230,000
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	1,000,000	1,132,720
Series A, 5.75%, 11/15/2022	1,000,000	1,164,810
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021, INS: AGMC	4,500,000	5,262,165
Hudson, NY, Yards Infrastructure Corp. Revenue, Series A, 5.75%, 2/15/2047	3,000,000	3,650,250
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	6,245,400
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	3,248,525
Long Island, NY, Electric System Revenue, Power Authority, Series D, 5.0%, 9/1/2023, INS: NATL	5,000,000	5,646,700
Long Island, NY, Power Authority:
Series A, 5.0%, 9/1/2037	4,000,000	4,640,720
Series A, 5.0%, 5/1/2038	2,000,000	2,283,620
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,308,520
Series A, 5.5%, 11/15/2039	5,000,000	5,932,900
Metropolitan Transportation Authority, NY, Revenue, Series A, 5.0%, 11/15/2022, INS: AGMC	1,575,000	1,833,269
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013, INS: NATL	1,050,000	1,062,506
6.0%, 3/1/2014, INS: NATL	1,040,000	1,097,366
6.0%, 3/1/2017, INS: NATL	1,410,000	1,640,732
6.0%, 3/1/2018, INS: NATL	1,130,000	1,342,858
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.239% **, 8/1/2029, LOC: JPMorgan Chase Bank NA	800,000	800,000
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project, 5.0%, 8/1/2042	1,000,000	1,161,740
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016, INS: NATL	740,000	816,701
6.0%, 7/1/2021, INS: NATL	850,000	1,067,592
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	4,048,980
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology:
5.5%, 1/1/2015	2,845,000	2,986,539
5.5%, 1/1/2017	4,890,000	5,819,687
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023, INS: NATL	3,000,000	4,000,620
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,373,240
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,664,248
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2031	3,500,000	4,214,035
Series D, 5.0%, 11/15/2034	1,000,000	1,149,420
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016, INS: NATL	1,185,000	1,338,185
Series C, 5.5%, 4/1/2017	4,000,000	4,674,680
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016, INS: AGMC	2,000,000	2,180,560
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026, INS: NATL	5,000,000	5,408,150
Series A, 5.0%, 10/15/2029, INS: AMBAC	5,000,000	5,405,350
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	2,500,000	2,601,950
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016, INS: AMBAC	1,090,000	1,208,254
5.75%, 7/1/2018, INS: AGMC	2,250,000	2,625,795
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities, Series A, 5.5%, 1/1/2014, INS: AGMC	170,000	174,121
New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018, INS: FGIC, NATL	3,120,000	3,409,754
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023, INS: FGIC, NATL	2,985,000	3,223,860
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series A, 5.0%, 7/1/2037	1,000,000	1,190,770
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017, INS: FGIC, NATL	2,325,000	2,704,951
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 4.0%, 7/1/2033 (a)	1,500,000	1,647,075
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	2,510,000	2,997,567
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,363,980
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, 5.25%, 7/1/2033	5,000,000	5,701,350
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2039	3,000,000	3,598,620
Series A, 5.25%, 7/1/2034	5,000,000	6,120,650
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2032	2,000,000	2,304,460
Series A, 5.5%, 5/1/2037	1,500,000	1,745,505
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
Series B, 5.25%, 7/1/2024	815,000	904,992
Series A, 6.0%, 7/1/2040	1,500,000	1,806,075
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	3,395,310
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,861,550
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series A, 5.0%, 7/1/2037	3,000,000	3,620,100
Series C, 5.0%, 7/1/2040	2,750,000	3,191,292
Series A, 5.0%, 7/1/2041	2,000,000	2,370,080
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	2,000,000	2,311,660
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Yeshiva University:
Series A, 5.0%, 11/1/2031	1,000,000	1,185,130
5.0%, 9/1/2038	1,500,000	1,703,175
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2034	3,900,000	4,707,495
Series A, 5.0%, 3/15/2038	1,250,000	1,498,913
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	3,000,175
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	4,037,125
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: FGIC, NATL	2,000,000	2,249,460
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016, INS: NATL	45,000	50,927
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	1,260,000	1,337,666
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,154,920
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing:
Series A, 5.0%, 9/15/2030, INS: FGIC, NATL	4,000,000	4,363,920
Series A, 5.0%, 3/15/2039	5,150,000	6,132,105
New York, State Liberty Development Corp. Liberty Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,317,780
"3", 5.0%, 3/15/2044	1,190,000	1,323,006
New York, State Liberty Development Corp. Liberty Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,571,620
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,788,015
New York, State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2021, INS: AMBAC	10,000,000	11,216,400
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,901,150
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,715,160
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	52,891
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,000,000	5,129,100
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	9,762,919
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-2, 5.25%, 11/15/2034	4,500,000	5,505,795
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,161,130
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	10,000	10,053
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027, INS: FGIC, NATL	10,000,000	10,984,000
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021, INS: AGMC	4,000,000	4,512,840
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,226,218
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, 5.0%, 2/15/2030	4,000,000	4,611,560
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025, INS: FGIC, NATL	2,100,000	2,292,444
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,144,700
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,050,200
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,217,550
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Series CC, 5.0%, 6/15/2045	2,000,000	2,346,680
Series A, 5.75%, 6/15/2040	4,000,000	4,954,760
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,155,570
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	4,000,000	4,780,800
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A, 5.0%, 5/1/2038	4,000,000	4,613,960
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1, 0.18% **, 11/1/2022, SPA: Landesbank Hessen-Thuringen	700,000	700,000
New York, NY, General Obligation:
Series A-4, 0.14% **, 10/1/2041, LOC: Sumitomo Bank Ltd	1,000,000	1,000,000
Series A-5, 0.16% **, 10/1/2042, LOC: Sumitomo Bank Ltd	900,000	900,000
Series B, 5.0%, 8/1/2026	3,085,000	3,739,853
Series H, 5.125%, 8/1/2018, INS: NATL	105,000	105,424
Series I-1, 5.375%, 4/1/2036	3,000,000	3,642,240
Series I-1, 5.625%, 4/1/2029	3,000,000	3,709,470
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	4,828,700
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015, INS: FGIC, NATL	4,185,000	4,383,997
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013, INS: AGMC	500,000	508,105
5.5%, 4/1/2014, INS: AGMC	1,000,000	1,062,330
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	1,330,000	731,527
5.7%, 1/1/2028	3,250,000	1,787,565
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,549,800

		331,328,832
Puerto Rico 4.3%
Puerto Rico, Electric Power Authority Revenue, Series UU, 0.761% *, 7/1/2029, INS: AGMC	10,000,000	7,322,600
Puerto Rico, Highway & Transportation Authority Revenue:
Series Z, ETM, 6.0%, 7/1/2018, INS: AGMC	1,475,000	1,831,345
Series Z, 6.0%, 7/1/2018, INS: AGMC	1,275,000	1,508,835
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	5,000,000	5,285,750

		15,948,530
Virgin Islands 1.0%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	534,400
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Notes, Series A, 144A, 5.0%, 10/1/2032	3,000,000	3,375,600

		3,910,000

Total Municipal Bonds and Notes (Cost $309,794,194)		351,862,464
Municipal Inverse Floating Rate Notes (b) 12.6%
New York
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2019, INS: AMBAC (c)	10,000,000	11,310,500
Trust: New York, State Thruway Authority, Highway & Bridge Trust Fund, Series 1071-1, 144A, 9.28%, 4/1/2013, Leverage Factor at purchase date: 2 to 1
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (c)	9,900,000	11,635,965
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 17.81%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (c)	10,000,000	12,346,600
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 3384, 144A, 19.84%, 12/15/2016, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (c)	10,000,000	11,751,500
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 17.795%, 11/1/2020, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $40,916,109)		47,044,565

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $350,710,303) †	106.4	398,907,029
Other Assets and Liabilities, Net	(6.4)	(23,879,086)

Net Assets	100.0	375,027,943

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2012.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2012.

†
The cost for federal income tax purposes was $295,974,303.  At November 30, 2012, net unrealized appreciation for all securities based on tax cost was $75,507,726.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $77,547,632 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,039,906.

(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(d)	$—	$398,907,029	$—	$398,907,029
Total	$—	$398,907,029	$—	$398,907,029

There have been no transfers between fair value measurement levels during the period ended November 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2013